Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Activities
Net earnings (loss)	$ 147,336	$ 54,640	$ 221,256	$ (7,174)
Adjustments and items not affecting cash:
Depreciation and amortization	69,813	64,781	140,860	133,430
Deferred taxes	15,831	4,328	25,687	34,498
Unrealized loss (gain) on derivative financial instruments	9,144	(5,059)	9,675	(2,183)
Share-based compensation expense	3,672	2,037	5,215	3,615
Cost of equity funds used for construction purposes	(698)	(724)	(1,160)	(1,377)
Change in value of investments carried at fair value	(119,856)	(15,033)	(114,038)	101,971
Pension and post-employment contributions in excess of expense	434	195	3,231	3,338
Distributions received from equity investments, net of income	2,629	1,713	4,693	1,266
Other	(382)	3,398	523	2,872
Changes in non-cash operating items (note 19)	5,669	22,977	(40,229)	(39,991)
Net cash provided by (used in) operating activities, total	133,592	133,253	255,713	230,265
Financing Activities
Increase in long-term debt	1,488,244	168,786	2,110,785	1,003,204
Decrease in long-term debt	(1,372,856)	(539,928)	(1,689,224)	(602,733)
Cash dividends on common shares	(47,504)	(36,582)	(92,214)	(76,062)
Dividends on preferred shares	0	0	(2,106)	(2,056)
Contributions from non-controlling interests, related party (note 6(b))	96,752	0	96,752	0
Contributions from non-controlling interests	475	0	475	0
Production-based cash contributions from non-controlling interest	0	2,593	3,565	13,856
Distributions to non-controlling interests	(7,057)	(1,846)	(16,387)	(4,352)
Issuance of common shares, net of costs	5,974	346,956	6,367	347,285
Proceeds upon settlement of derivatives	0	0	(8,732)	0
Shares surrendered to fund withholding taxes on exercised share options	(3,941)	(1,230)	(3,941)	(1,557)
Increase in other long-term liabilities	774	5,164	4,052	7,267
Decrease in other long-term liabilities	(11,334)	(8,909)	(13,779)	(12,084)
Net cash provided by (used in) financing activities, total	149,527	(64,996)	395,613	672,768
Investing Activities
Additions to property, plant and equipment	(105,664)	(83,096)	(213,050)	(241,270)
Increase in long-term investments	(184,887)	(13,146)	(415,687)	(668,309)
Acquisitions of operating entities	0	0	(1,350)	0
Decrease (increase) in other assets	(11,975)	436	(13,011)	1,009
Receipt of principal on development loans receivable	0	0	10,601	0
Proceeds from sale of long-lived assets	0	0	0	3,004
Net cash provided by (used in) investing activities, total	(302,526)	(95,806)	(632,497)	(905,566)
Effect of exchange rate differences on cash and restricted cash	566	(215)	725	(492)
Increase (decrease) in cash, cash equivalents and restricted cash	(18,841)	(27,764)	19,554	(3,025)
Cash, cash equivalents and restricted cash, beginning of period	104,168	84,162	65,773	59,423
Cash, cash equivalents and restricted cash, end of period	85,327	56,398	85,327	56,398
Algonquin Power & Utilities Corp. Unaudited Interim Consolidated Statements of Cash Flows Supplemental disclosure of cash flow information: (thousands of U.S. dollars)
Cash paid during the period for interest expense	46,180	44,044	83,324	77,643
Cash paid during the period for income taxes	10,192	3,312	9,538	4,536
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	29,207	25,569	29,207	25,569
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	17,970	13,880	45,193	27,867
Sale of property, plant and equipment in exchange of note receivable	0	14,657	0	14,657
Convertible Debentures
Non-cash financing and investing activities:
Issuance of common shares upon conversion of convertible debentures	$ 64	$ 150	$ 94	$ 317